Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 34,571	$ 30,948
Less: accumulated depreciation	(11,311)	(6,412)
Total property and equipment, net	23,260	24,536
Depreciation expense	6,068	3,610	$ 1,788
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	18,617	18,158
Computer equipment and software
Property, Plant and Equipment [Line Items]
Total property and equipment	9,835	7,246
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment	3,577	3,609
Demonstration units
Property, Plant and Equipment [Line Items]
Total property and equipment	2,528	1,824
Construction in progress
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 14	$ 111